Income and Expenses Relating to Life Insurance Operations	9 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Income and Expenses Relating to Life Insurance Operations
17.	Income and Expenses Relating to Life Insurance Operations
Life insurance premiums and related investment income for the nine and three months ended December 31, 2022 and 2023 consist of the following:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Life insurance premiums	¥328,308	¥332,188
Life insurance related investment income*	28,009	61,824

	¥356,317	¥394,012

*
Life insurance related investment income for the nine months ended December 31, 2022 and 2023 include net unrealized holding a loss of ¥9,301 million and a gain of ¥23,027 million on equity securities held as of December 31, 2022 and 2023, respectively.

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Life insurance premiums	¥107,546	¥109,405
Life insurance related investment income (loss)*	(14,440)	(1,131)

	¥93,106	¥108,274

*
Life insurance related investment income (loss) for the three months ended December 31, 2022 and 2023 include net unrealized holding a loss of ¥357 million and a gain of ¥5,647 million on equity securities held as of December 31, 2022 and 2023, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2022 and 2023, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Reinsurance benefits	¥1,080	¥1,553
Reinsurance premiums	(3,560)	(3,531)

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Reinsurance benefits	¥423	¥276
Reinsurance premiums	(1,170)	(1,158)
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2022 and 2023 are mainly as follows:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(10,994)	¥21,348
Net gains or losses from derivative contracts :	(203)	(2,308)
Futures	200	(1,952)
Foreign exchange contracts	(403)	(356)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(35,931)	¥(6,128)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	23,179	20,556
Changes in the fair value of the reinsurance contracts	76	1,243

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥826	¥5,836
Net gains or losses from derivative contracts :	(455)	(337)
Futures	(652)	(395)
Foreign exchange contracts	197	58

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(7,286)	¥(2,401)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	6,213	6,708
Changes in the fair value of the reinsurance contracts	564	237